Investment Strategy	Dec. 23, 2025
Pathfinder Focused Opportunities ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) and seeks to achieve its objective by investing, under normal conditions, in 15 to 30 equity securities of companies that Opal Capital LLC (the “Adviser”) believes are high-quality companies with significant long-term growth potential. The Adviser seeks to identify companies that can compound value over time and deliver attractive risk-adjusted returns. Additional information on how the Adviser identifies “high-quality companies” is included below.

The Fund generally invests in companies listed on U.S. exchanges with market capitalizations above $8 billion. However, the Fund may also invest in companies with smaller capitalizations when a compelling opportunity exists and sufficient liquidity is present. Portfolio candidates are evaluated based on a combination of quantitative and qualitative criteria, including:

●	Financial strength: returns on invested capital, free cash flow generation, and balance sheet quality;

●	Competitive positioning: durability of a company’s advantages within its industry;

●	Management discipline: demonstrated record of effective capital allocation through a history of high and sustainable returns on capital and consistent free cash flow generation; and

●	Valuation: relative to discounted cash flow, historical multiples, peers, and the overall market.

Equity securities in which the Fund will invest include common stock, preferred stock, and American Depositary Receipts (“ADRs”).

The Adviser’s investment process typically begins with an assessment of a company’s ability and commitment to sustain and grow shareholder value, often through dividends and reinvestment opportunities. The Adviser considers financial condition, growth prospects, competitive landscape, and management commentary in this evaluation. From this broader universe, the Adviser narrows the focus to “high-quality companies,” defined as those with sustainable competitive advantages, evidenced by high and stable returns on invested capital, consistent free cash flow generation, and management teams with a history of disciplined capital deployment. Finally, the Adviser selects securities trading at valuations it deems attractive, both on an absolute basis and relative to peers. Valuation tools may include price-to-earnings ratios, return on invested capital measures, book value comparisons, discounted cash flow analysis, and free cash flow yields. Preference is given to companies demonstrating superior returns on invested capital.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”) which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Adviser has retained Vident Asset Management (the “Sub-Adviser”), which is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing of the Fund.

The Adviser may sell a security or reduce its position if:

●	The original investment thesis for a company is no longer valid; or

●	A more attractively priced security is found.

The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Strategy Portfolio Concentration [Text]	The Fund is an actively managed exchange-traded fund (“ETF”) and seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities issued by companies listed on a U.S. exchange.
Pathfinder Disciplined US Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) and seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities issued by companies listed on a U.S. exchange.

The Fund will systematically seek to invest in between 60 to 140 companies. The Fund will generally focus its investments on mid and large capitalization companies, which it considers to be companies with market capitalizations above $10 billion. Portfolio candidates are evaluated based on a combination of quantitative and qualitative criteria, including:

●	Momentum metrics including price momentum, business momentum and technical indicators. Business momentum is measured by the efficiency of payable and receivable management. Technical indicators are measured by on balance volume, which is a price and volume based technical indicator that determines whether volume is flowing in or out of a security over a specified time horizon;

●	Sentiment metrics including analyst revision, ownership and short interest. Ownership is measured by ownership by institutions, hedge funds and insiders through reference to public reports filed under the Securities Exchange Act of 1934, or comparable publicly available information;

●	Growth metrics including earning growth and market share expansion;

●	Quality metrics including earning quality, balance sheet strength and management quality. Earning quality is measured by profitability and capital allocation of the company. Management quality is measured by the demographic and compensation profile of the management team; and

●	Valuation metrics including both normalized and flow-based measures.

Using a machine learning-enabled, multi-factor process, the Adviser seeks to identify over- and undervalued securities across a broad investment universe. The machine learning-enabled multi-factor process evaluates securities using a broad set of quantitative inputs, including momentum, sentiment, growth, quality and value and generates forward-looking outputs of expected return forecasts for securities within the universe. The Adviser then applies advanced optimization techniques to the output to maximize the portfolio. By combining multi-factor insights with advanced optimization techniques, the Adviser constructs a portfolio that balances expected return with risk, concentration, and transaction costs, with the goal of achieving attractive risk-adjusted returns while maintaining investment discipline. The Adviser’s risk management protocol is integrated throughout the investment process, including disciplined factor-, sector- and stock-level risk budgeting, in seeking to preserve upside participation while mitigating downside risk.

Equity securities in which the Fund will invest include common stock, preferred stock, and American Depositary Receipts (“ADRs”).

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”) which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Adviser has retained Vident Asset Management (the “Sub-Adviser”), which is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing of the Fund.

The Adviser may sell a security or reduce its position if:

●	The original investment thesis for a company is no longer valid; or

●	A more attractively priced security is found.

The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Strategy Portfolio Concentration [Text]	The Fund is an actively managed exchange-traded fund (“ETF”) and seeks to achieve its objective by investing, under normal conditions, in 15 to 30 equity securities of companies that Opal Capital LLC (the “Adviser”) believes are high-quality companies with significant long-term growth potential.